Consolidated Income Statements (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Argentina
IFRS Statement [Line Items]
Gains (losses) on net monetary position	€ (1,225)	€ (1,016)	€ (674)